Organization and Business Description	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements Abstract
Organization and Business Description
1.	Organization and Business Description

Owl Rock Capital Group LLC (“Group” or “Parent”) is a Delaware limited liability company, headquartered in New York. Group is a leading alternative asset management firm focused on providing direct lending solutions to U.S. middle market companies (the “Business”). Prior to the formation of Group on June 6, 2018, the Business operated under Owl Rock Capital Holdings LLC (“Holdings”), a Delaware limited liability company that was formed on October 15, 2015 and which is a wholly-owned subsidiary of Group.

There are two types of equity interests in Group: Units, comprised of Class A Units and Sponsor B Units and which retain pro rata economic rights in the assets, liabilities, profits and losses of the Business, and FIC Interests, which retain pro rata economic rights in the assets, liabilities, profits and losses of certain assets (“FIC assets”), which are not assets of the Business. “Owl Rock Capital” is presented as a carve-out from Group representing the portion of Group attributable to the Business. FIC interests are not presented in the carve-out financial statements of Owl Rock Capital, as FIC assets are not assets of the Business.

Sponsor B Units are owned by an entity indirectly controlled by certain executives of Owl Rock Capital and Class A Units are held by certain third-party investors. An entity controlled by certain executives of Owl Rock Capital has the right to manage and conduct the business and affairs of Owl Rock Capital.

Owl Rock Capital Securities LLC (“Securities”) is a Delaware limited liability company formed on December 17, 2015. Securities is a broker-dealer registered with the Securities Exchange Commission (“SEC”), a member of the Financial Industry Regulatory Authority (“FINRA”) and the Securities Investor Protection Corporation (“SIPC”). Securities is wholly owned by an affiliate of Owl Rock Capital and provides distribution services to Owl Rock Capital. Owl Rock Capital, collectively with its consolidated subsidiaries related to the Business (and excluding such subsidiaries constituting FIC assets), and combined with Securities, is referred to hereafter as “Owl Rock” or the “Company”. The Company measures its financial performance and allocates resources in a single segment, which operates primarily in the United States. Accordingly, Owl Rock considers itself to be in a single operating and reportable segment structure.

On December 23, 2020, Group entered into a business combination agreement with Altimar Acquisition Corporation (“Altimar”) and Neuberger Berman Group LLC (“Neuberger”) with respect to a business combination transaction (the “transaction”) involving Owl Rock, Dyal Capital Partners (“Dyal”), a division of Neuberger, and Altimar to form “Blue Owl,” a publicly-traded alternative asset manager. Effective May 19, 2021, (i) Altimar was redomiciled as a Delaware corporation and changed its name to Blue Owl Capital Inc. (ii) the Company merged with Altimar and (iii) the Company acquired Dyal.

1.	Organization and Business Description

Owl Rock Capital Group LLC (“Group” or “Parent”) is a Delaware limited liability company, headquartered in New York. Group is a leading alternative asset management firm focused on providing direct lending solutions to U.S. middle market companies (the “Business”). Prior to the formation of Group on June 6, 2018, the Business operated under Owl Rock Capital Holdings LLC (“Holdings”), a Delaware limited liability company that was formed on October 15, 2015 and which is a wholly-owned subsidiary of Group.

There are two types of equity interests in Group: Units, comprised of Class A Units and Sponsor B Units and which retain pro rata economic rights in the assets, liabilities, profits and losses of the Business, and FIC Interests, which retain pro rata economic rights in the assets, liabilities, profits and losses of certain assets (“FIC assets”), which are not assets of the Business. “Owl Rock Capital” is presented as a carve-out from Group representing the portion of Group attributable to the Business. FIC interests are not presented in the carve-out financial statements of Owl Rock Capital, as FIC assets are not assets of the Business.

Sponsor B Units are owned by an entity indirectly controlled by certain executives of Owl Rock Capital and Class A Units are held by certain third-party investors. An entity controlled by certain executives of Owl Rock Capital has the right to manage and conduct the business and affairs of Owl Rock Capital.

Owl Rock Capital Securities LLC (“Securities”) is a Delaware limited liability company formed on December 17, 2015. Securities is a broker-dealer registered with the Securities Exchange Commission (“SEC”), a member of the Financial Industry Regulatory Authority (“FINRA”) and the Securities Investor Protection Corporation (“SIPC”). Securities is wholly owned by an affiliate of Owl Rock Capital and provides distribution services to Owl Rock Capital. Owl Rock Capital, collectively with its consolidated subsidiaries related to the Business (and excluding such subsidiaries constituting FIC assets), and combined with Securities, is referred to hereafter as “Owl Rock” or the “Company”. The Company measures its financial performance and allocates resources in a single segment, which operates primarily in the United States. Accordingly, Owl Rock considers itself to be in a single operating and reportable segment structure.

On December 23, 2020, Group entered into a business combination agreement with Altimar Acquisition Corporation (“Altimar”) and Neuberger Berman Group LLC (“Neuberger”) with respect to a business combination transaction (the “transaction”) involving Owl Rock, Dyal Capital Partners, a division of Neuberger, and Altimar to form “Blue Owl,” a publicly-traded alternative asset manager.